Summary of Impact on Previously Reported Financial Statement Balances Due to Adoption, Statements of Operation (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Nondeferred acquisition expense	$ 92	$ 84	$ 94